Debt and Tax Compensation on Note Payable (Details) (USD $)	6 Months Ended	38 Months Ended					6 Months Ended		12 Months Ended								0 Months Ended	6 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Mar. 31, 2013	Aug. 01, 2012 AWP	Sep. 30, 2013 Apollo Notes	Mar. 31, 2013 Apollo Notes	Sep. 30, 2013 Karlsson Group	Sep. 30, 2013 Karlsson Group Senior secured promissory note item	Mar. 31, 2013 Karlsson Group Senior secured promissory note	Feb. 10, 2014 Karlsson Group Senior secured promissory note	Apr. 15, 2013 Karlsson Group Senior secured promissory note	Aug. 01, 2012 Karlsson Group Senior secured promissory note	May 30, 2012 Karlsson Group Senior secured promissory note	Sep. 30, 2013 Karlsson Group Senior secured promissory note AWP	Mar. 31, 2013 Karlsson Group Senior secured promissory note AWP	Aug. 01, 2012 Karlsson Group Senior secured promissory note AWP	Mar. 07, 2013 Affiliates of Apollo Global Management, LLC Apollo Notes item	Sep. 30, 2013 Affiliates of Apollo Global Management, LLC Apollo Notes
Debt
Total debt	$ 141,851,000	$ 141,851,000	$ 128,258,000		$ 6,750,000	$ 6,750,000	$ 152,600,000	$ 117,472,000	$ 115,282,000									$ 7,200,000
Tax compensation							17,600,000	17,629,000	6,226,000
Less: Unamortized debt discount	26,329,000	26,329,000						(34,528,000)
Less: current portion of debt and tax compensation	(1,164,000)	(1,164,000)	(128,258,000)
Total long-term debt	114,358,000	114,358,000
Amortization of debt discount	8,199,000	8,199,000						8,199,000
Accrued interest	10,730,000	10,730,000																400,000
Face value												125,000,000	125,000,000
Interest acquired (as a percent)																50.00%
Interest rate (as a percent)											9.00%	9.00%						11.00%
Term of debt instrument from completion of Definitive Feasibility Study								12 months										12 months
Note payable including principal, accrued interest and compensation for tax matters								145,400,000
Note payable including principal, accrued interest and compensation for tax matters, current portion								1,200,000
Amount of additional principal payable if no principal payment made from September 30, 2013 to December 31, 2013										1,200,000
Minimum number of wells for which total depth is required to be completed before November 1, 2013								8
Principal payments payable expressed as a percentage of gross proceeds								10.00%										10.00%
Period for mandatory pre-payment of debt								5 days	5 days
Minimum ownership percentage to avoid pre-payment				50.00%										50.00%	50.00%
Percentage of proceeds from future capital raised required to be placed in escrow	0.50						0.50
Amount of capital raised that is subject to escrow deposit for funding of drilling and the Holbrook Project development under debt covenant	18,800,000	18,800,000
Escrow deposit required	9,400,000						9,400,000
Percentage of capital raised to be used for payment of debt	20.00%						10.00%											10.00%
Additional amount payable on failure of principal payment in remainder of fiscal year							1,200,000
Additional amount payable on failure of principal payment in next fiscal year							1,200,000
Number of promissory notes issued																	2
Amount borrowed																	$ 6,800,000